Expense Example, No Redemption - PIMCO California Municipal Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	304	472	654	1,181	157	486	839	1,835